Operating costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Fee and commission expense	R$ 3,460,647	R$ 3,070,875	R$ 2,813,308
Operating Losses and Provisions	171,600	136,014	139,734
Other Costs	1,430,785	1,192,034	918,054
Clearing House Fees	575,737	474,013	427,844
Third Party Services	68,847	59,374	53,779
Credit card cashback	435,064	379,711	262,429
Other Operating Costs	351,137	278,936	174,002
Operating expense	R$ 5,063,032	R$ 4,398,923	R$ 3,871,096